FundX Future Fund Opportunities ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 97.4%	Shares	Value
Basic Materials - 3.8%
Carpenter Technology Corp. (a)	8,781	$ 5,416,472
Sensient Technologies Corp.	30,250	3,729,523
		9,145,995

Communications - 9.1%
Chewy, Inc. - Class A (b)	110,526	2,171,836
Ciena Corp. (b)	10,096	4,952,694
GDS Holdings Ltd. - ADR (a)(b)	98,299	2,951,919
InterDigital, Inc. (a)	13,789	3,904,079
Millicom International Cellular SA (a)	28,876	2,620,786
Pinterest, Inc. - Class A (b)	109,767	2,308,400
Q2 Holdings, Inc. (b)	62,793	3,020,343
		21,930,057

Consumer, Cyclical - 15.1%
BJ's Wholesale Club Holdings, Inc. (b)	20,100	1,753,122
DraftKings, Inc. - Class A (b)	124,494	3,144,718
FirstCash Holdings, Inc.	20,089	4,345,652
Norwegian Cruise Line Holdings Ltd. (a)(b)	142,881	3,016,218
Ollie's Bargain Outlet Holdings, Inc. (b)	22,904	1,760,860
Planet Fitness, Inc. - Class A (b)	32,316	1,685,926
RH (b)	18,310	3,016,206
Shake Shack, Inc. - Class A (b)	20,329	1,138,831
Super Group SGHC Ltd.	202,699	2,746,571
VSE Corp.	17,652	4,033,482
Wingstop, Inc. (a)	15,962	2,767,970
Wynn Resorts Ltd.	30,107	2,923,089
YETI Holdings, Inc. (b)	78,835	3,907,063
		36,239,708

Consumer, Non-cyclical - 26.6% (c)
ADMA Biologics, Inc. (b)	248,524	2,080,146
Bright Horizons Family Solutions, Inc. (b)	24,850	1,761,368
Celsius Holdings, Inc. (b)	86,004	2,518,197
Convatec Group PLC - ADR	146,711	1,659,301
elf Beauty, Inc. (b)	31,788	2,352,312
Globus Medical, Inc. - Class A (b)	55,470	4,382,685
Guardant Health, Inc. (b)	49,831	7,476,145
Halozyme Therapeutics, Inc. (a)(b)	98,193	7,685,566
HealthEquity, Inc. (b)	37,902	3,423,308
Herc Holdings, Inc.	25,070	3,593,534
Ionis Pharmaceuticals, Inc. (a)(b)	62,476	4,953,722
IRhythm Holdings, Inc. (b)	20,078	2,388,278
Ligand Pharmaceuticals, Inc. (a)(b)	14,704	4,647,787
Natera, Inc. (b)	17,937	4,868,999
Privia Health Group, Inc. (b)	80,386	2,068,332
RadNet, Inc. (b)	51,166	3,155,407
Remitly Global, Inc. (b)	66,236	1,484,349
Stride, Inc. (b)	39,907	3,441,580
		63,941,016

Energy - 2.0%
Green Plains, Inc. (b)	112,627	1,732,203

TechnipFMC PLC	45,387		3,009,158
			4,741,361

Financial - 6.4%
Dave, Inc. (b)	6,273		2,337,257
Palomar Holdings, Inc. (b)	16,247		2,053,458
Piper Sandler Cos.	36,990		2,675,857
StoneX Group, Inc. (b)	35,892		4,253,202
Wintrust Financial Corp.	26,384		4,240,437
			15,560,211

Industrial - 26.6% (c)
Advanced Drainage Systems, Inc.	29,057		4,560,787
AeroVironment, Inc. (a)(b)	14,977		2,472,253
Axon Enterprise, Inc. (b)	5,048		2,829,959
BWX Technologies, Inc.	25,882		5,037,931
Casella Waste Systems, Inc. - Class A (a)(b)	22,781		2,209,073
Coherent Corp. (b)	6,127		2,416,918
Embraer SA - ADR (a)	42,012		2,680,366
ESCO Technologies, Inc.	9,923		3,473,447
Fabrinet (b)	3,911		2,198,295
Knife River Corp. (a)(b)	34,404		2,877,895
Kratos Defense & Security Solutions, Inc. (b)	48,688		2,427,584
Littelfuse, Inc.	8,764		3,990,512
Mercury Systems, Inc. (b)	43,076		5,269,487
nVent Electric PLC	13,128		2,226,640
Oshkosh Corp.	23,238		3,566,568
Standex International Corp.	12,063		4,314,573
Tetra Tech, Inc. (a)	97,052		2,803,832
Universal Display Corp.	23,074		1,997,978
Watts Water Technologies, Inc. - Class A	10,014		3,919,980
Zurn Elkay Water Solutions Corp.	51,694		2,612,098
			63,886,176

Technology - 7.8%
Cirrus Logic, Inc. (b)	14,272		2,119,820
Clear Secure, Inc. - Class A	44,297		2,468,672
Everpure, Inc. - Class A (b)	52,938		4,170,985
Onto Innovation, Inc. (b)	8,072		3,054,848
SentinelOne, Inc. - Class A (b)	159,374		2,704,577
SiTime Corp. (b)	5,612		4,184,083
			18,702,985
TOTAL COMMON STOCKS (Cost $212,789,697)			234,147,509

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 11.5%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.75% (d)	27,571,419		27,571,419
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $27,571,419)			27,571,419

MONEY MARKET FUNDS - 2.7%	Shares		Value
First American Government Obligations Fund - Class X, 3.57% (d)	6,537,869		6,537,869
TOTAL MONEY MARKET FUNDS (Cost $6,537,869)			6,537,869

TOTAL INVESTMENTS - 111.6% (Cost $246,898,985)			268,256,797
Liabilities in Excess of Other Assets - (11.6)%		(0.11578)	(27,835,565)
TOTAL NET ASSETS - 100.0%			$ 240,421,232
Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $27,579,049.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

FundX Future Fund Opportunities ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 234,147,509	$ –	$ –	$ 234,147,509
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	27,571,419
Money Market Funds	6,537,869	–	–	6,537,869
Total Investments	$ 240,685,378	$ –	$ –	$ 268,256,797

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.